Financial risk management - Bank Promissory Notes (Details) - Bank Notes - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial Risk Management [Line Items]
Total financial assets	$ 39,740	$ 125,931
S
Financial Risk Management [Line Items]
Total financial assets	5,894	112,545
T
Financial Risk Management [Line Items]
Total financial assets	13,626	13,218
T1
Financial Risk Management [Line Items]
Total financial assets	12,744	168
Others
Financial Risk Management [Line Items]
Total financial assets	$ 7,476	$ 0